Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	$ 161
Ending balance	156	$ 161
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	2,011	1,968
Additions	31	112
Derecognitions		(69)
Ending balance	2,042	2,011
Cost [Member] | Furniture and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	492	451
Additions		41
Derecognitions
Ending balance	492	492
Cost [Member] | Computers and electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	307	291
Additions	1	16
Derecognitions
Ending balance	308	307
Cost [Member] | Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	23	70
Additions	3	22
Derecognitions		(69)
Ending balance	26	23
Cost [Member] | Molds and production equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	1,189	1,156
Additions	27	33
Derecognitions
Ending balance	1,216	1,189
Amortized cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	161
Ending balance	156	161
Amortized cost [Member] | Furniture and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	46
Ending balance	44	46
Amortized cost [Member] | Computers and electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	16
Ending balance	11	16
Amortized cost [Member] | Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	21
Ending balance	21	21
Amortized cost [Member] | Molds and production equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	78
Ending balance	80	78
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	1,850	1,874
Additions	36	41
Derecognitions		(65)
Ending balance	1,886	1,850
Accumulated depreciation [Member] | Furniture and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	446	444
Additions	2	2
Derecognitions
Ending balance	448	446
Accumulated depreciation [Member] | Computers and electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	291	284
Additions	6	7
Derecognitions
Ending balance	297	291
Accumulated depreciation [Member] | Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	2	65
Additions	3	2
Derecognitions		(65)
Ending balance	5	2
Accumulated depreciation [Member] | Molds and production equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Beginning balance	1,111	1,081
Additions	25	30
Derecognitions
Ending balance	$ 1,136	$ 1,111